8. OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
CeraVest security deposits from borrowers	$ 36,352	$ 22,755
Temporary payments to CeraPay merchants	8,914	3,042
Funds due to CeraVest borrowers	15,572	0
Purchasing funds from CeraVest loan investors	2,943	0
Payables related to properties	617	747
Rental deposits	1,760	2,032
Accrued expenses	3,516	2,646
Business and other tax payables	1,291	940
Salary payable	1,915	1,584
Interest payable for bank borrowings	227	253
Other current liabilities	0	1,807
Total	$ 73,107	$ 35,806